Operating Lease (Tables)	6 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Balance Sheet Information Related Operating Lease

Balance sheet information related to the operating lease is as follows:

March 31, 2021
Operating lease assets:
Operating lease right of use asset	$229,532
Total operating lease assets	229,532

Operating lease obligations:
Current operating lease liabilities	57,051
Non-current operating lease liabilities	176,701
Total operating lease obligations	$233,752

Schedule of Weighted-Average of Operating Leases

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2021
Weighted-average remaining lease term	3.4 years

Weighted-average discount rate	4.75%

Schedule of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of March 31, 2021:

12 months ending March 31,
2022	$66,825
2023	73,857
2024	80,888
2025	32,980
Total lease payments	254,550
Less: imputed interest	(20,798)
Total lease liabilities	$233,752